Loans and Financing	12 Months Ended
Dec. 31, 2017
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Loans and Financing
20.	Loans and Financing

	Currency	Contractual interest rate - %	Effective interest rate - %	Maturity	12.31.2017	12.31.2016
Other currencies:
	US$	5.05% to 6.38%	5.05% to 7.42%	2027	2,934.3	2,550.3
	US$	1.25% to 4.59%	1.25% to 4.59%	2027	220.6	65.3
Working capital	US$	Libor 6M + 1.35% a 2.60%	Libor 6M + 1.35% a 2.60%	2027	119.1	18.0
	US$	Libor 3M + 2.25%	Libor 3M + 2.25%	2026	220.2	212.7
	Euro	1.00% a 3.37%	1.00% a 3.37%	2025	14.0	16.4
Advances on foreign exchange contracts	US$	4.65%	4.65%	2018	3.1	3.8
	US$	2.13%	2.13%	2030
Property, plant and equipment					58.1	60.4
	US$	Libor 1M + 2.44%	Libor 1M + 2.44%	2035
Finance leasing	US$	Libor 6M + 3.40%	Libor 6M + 3.40%	2018	—	0.1

					3,569.4	2,927.0

In local currency:
Export Financing	R$	5.50% a 8.00%	5.50% a 8.00%	2017	—	30.9
		3.50% a 4.50%	3.50% a 4.50%	2023
Project development					396.0	505.0
	R$	TJLP + 1.92% a 5.00%	TJLP + 1.92% a 5.00%	2022
Export Credit Note	R$	10.85% a 11.00%	10.85% a 11.00%	2019	233.1	297.0

					629.1	832.9

Total					4,198.5	3,759.9

Current portion					388.9	510.3
Non-current portion					3,809.6	3,249.6

In October 2009, Embraer Overseas Limited issued US$ 500.0 in guaranteed notes at 6.375% p.a., due on January 15, 2020. The operation is fully and unconditionally guaranteed by the Parent Company.

Between August and September 2013, through its subsidiary Embraer Overseas Limited, Embraer made an offer to exchange existing bonds maturing in 2017 (settled in January 2017) and 2020 for “New Notes” maturing in 2023. In the case of bonds maturing in 2017 the exchange offer resulted in US$ 146.4 of the aggregate principal of existing notes and US$ 337.2 of the aggregate principal of the 2020 Notes, representing approximately 54.95% of the Notes exchanged. The total of the exchange offer, taking into account the effects of the exchange price on the negotiations and the total New Notes issued closed at approximately US$ 540.5 in principal at a rate of 5.696%, maturing on September 16, 2023.

The separate financial statements of Embraer Overseas Limited are not provided, because the issuer is a wholly-owned finance subsidiary of the Company and the Company fully and unconditionally guarantees the securities. There are no significant restrictions on the ability of the Parent Company to obtain funds from its subsidiaries by dividend or loan.

On June 15, 2012, Embraer raised funds by issuing guaranteed notes, maturing on June 15, 2022, through an overseas offer of US$ 500 at a rate of 5.15% p.a.

In February 2013, Embraer contracted loans of R$ 712.0 million, equivalent to US$ 218.5, in the form of Export Credit Notes for the purpose of investing in export activities and the production of goods for export, at a fixed rate of 5.50% p.a.

In August 2013, Embraer S.A. contracted financing totaling approximately R$ 303.9 million, equivalent to US$ 95.9, at a fixed rate of 3.50% p.a., from the Financier of Studies and Projects (Financiadora de Estudos e Projetos – FINEP) for use in the research and new product development program.

In June 2015, the Company’s wholly-owned finance subsidiary Embraer Netherlands Finance B.V, issued US$ 1 billion in Guaranteed Notes at 5.05% p.a., due on June 15, 2025, in an offering subsequently registered with the “SEC”. This operation is fully and unconditionally guaranteed by the Parent Company.

The separate financial statements of Embraer Netherlands Finance B.V are not provided, because the issuer is a wholly-owned finance subsidiary of the Company and the Company fully and unconditionally guarantees the securities. There are no significant restrictions on the ability of the Parent Company to obtain funds from its subsidiaries by dividend or loan.

In December 2015, Embraer SA contracted loans of R$ 685 million, equivalent to US$ 210.2, at a weighted average rate of 10.96% a year, in the form of Export Credit Notes in order to invest in export and production of goods for export.

In August 2016, Embraer Portugal SA, a subsidiary of Embraer S.A., contracted amount of US$ 200 million, equivalent to R$ 651.8 million, at a weighted average rate of 3.068 p.a. for working capital and acquisition of fixed assets.

In February 2017, the Company’s wholly-owned finance subsidiary Embraer Netherlands Finance B.V, issued US$ 750 million in Guaranteed Notes at 5.40% p.a., due on February 01, 2027, in an offering subsequently registered with the “SEC”. This operation is fully and unconditionally guaranteed by the Parent Company.

The separate financial statements of Embraer Netherlands Finance B.V are not provided, because the issuer is a wholly-owned finance subsidiary of the Company and the Company fully and unconditionally guarantees the securities. There are no significant restrictions on the ability of the Parent Company to obtain funds from its subsidiaries by dividend or loan.

At December 31, 2017, the movement and maturities of the long-term financing agreements are as follows:

	12.31.2017	12.31.2016	12.31.2015
Opening balance	3,759.9	3,530.5	2,507.8
Principal - addition	974.0	580.6	1,701.2
Interest - addition	199.7	183.1	145.1
Principal - payment	(540.1)	(523.7)	(419.1)
Interest - payment	(193.1)	(163.7)	(112.7)
Foreign exchange	(1.9)	153.1	(291.8)

Ending balance	4,198.5	3,759.9	3,530.5

Year
2019	156.9
2020	267.8
2021	340.3
2022	561.3
After 2022	2,483.3

3,809.6

20.1.	Currency analysis

Total debt is denominated in the following currencies:

	12.31.2017	12.31.2016
Loans
US dollar	3,555.4	2,910.6
Brazilian Real	629.1	832.9
Euro	14.0	16.4

	4,198.5	3,759.9

20.2.	Interest and guarantees

At December 31, 2017, loans denominated in US dollars (84.7% of the total) are mainly subject to fixed interest rates. The weighted average rate was 5.18% p.a. (5.12% p.a. at December 31, 2016).

At December 31, 2017, loans denominated in reais (15.0% of the total) are subject to fixed interest rates or interest based on the Brazilian Long-term Interest Rate (“TJLP”). The weighted average rate at December 31, 2017 was 3.72% p.a. (5.00% p.a. at December 31, 2016).

At December 31, 2017, loans denominated in Euros (0.3% of the total) were predominantly subject to fixed charges and weighted average rate of 1.32% pa (1.48% pa at December 31, 2016).

Real estate, machinery, equipment, commercial pledges and bank guarantees totaling US$ 441.1 as at December 31, 2017 (US$ 490.9 at December 31, 2016) were provided as collateral for loans.

20.3.	Restrictive clauses

The long-term financing agreements are subject to restrictive clauses, consistent with normal market practices, which establish control over the degree of leverage through the ratio of total consolidated indebtedness/EBITDA (Earnings Before Interest, Taxes, Depreciation and Amortization, as defined), as well as limits for debt service cover based on EBITDA/net financial expense. Agreements also include customary restrictions on the creation of new encumbrances on assets, significant changes in control of the Company, sale of assets.

As at December 31, 2017, the Company was in compliance with all the restrictive clauses.